Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,761,307,608.06
Previously Paid Amount	0.00
Total Fee Amount	243,236.58
Total Offset Amount	0.00
Net Fee	243,236.58
Narrative - Max Aggregate Offering Price	$ 1,761,307,608.06
Final Prospectus	true